SHAREHOLDERS' EQUITY (Summary of Activities Relating to Company's RSUs Granted to Employees) (Details) - RSUs [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Number of RSUs
Outstanding - beginning of the year | shares	120,200
Granted | shares	58,575
Exercised | shares	(26,614)
Forfeited | shares	(31,375)
Outstanding - end of the year | shares	120,786
RSUs exercisable at the end of the year | shares
Vested and expected to vest | shares	120,786
Weighted average fair value
Outstanding - beginning of the year | $ / shares	$ 20.20
Granted | $ / shares	15.03
Exercised | $ / shares	21.23
Forfeited | $ / shares	22.93
Outstanding - end of the year | $ / shares	16.90
RSUs exercisable at the end of the year | $ / shares
Vested and expected to vest | $ / shares	$ 16.90
Aggregate intrinsic value
Outstanding - end of the year | $	$ 1,837
RSUs exercisable at the end of the year | $
Vested and expected to vest | $	$ 1,837